Acquisitions, Goodwill and Intangible Assets - (Details 4) $ in Thousands	Dec. 31, 2025 USD ($)
Acquisitions
2026	$ 86
2027	86
2028	86
2029	86
2030	65
Thereafter	0
Total	$ 409